Income taxes: - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes:
Loss before income taxes	$ (71,423)	$ (31,757)
Tax using the Company's domestic tax rate	(18,927)	(8,416)
Change in unrecognized deductible temporary differences	17,298	7,062
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	(323)
Difference in tax rate of foreign subsidiary	(12)	107
Effect of change in tax rate		0
Non-deductible stock option expense	1,684	1,270
Permanent differences and other items	81	$ (23)
Total income taxes	$ (199)
Applicable statutory tax rate	26.50%	26.50%
Canadian operations
Income taxes:
Loss before income taxes	$ (71,919)	$ (29,807)
US operations
Income taxes:
Loss before income taxes	$ 496	$ (1,950)